Offerings	Jun. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Amount Registered | shares	1,200
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required in accordance with Rule 457(i) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock underlying the Underwriter's Warrants
Amount Registered | shares	1,200
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 30,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.14
Offering Note	Represents Series B Cumulative Redeemable Perpetual Convertible Preferred Shares underlying warrants issuable to underwriter to purchase up to an aggregate of 1% of the Series B Cumulative Redeemable Perpetual Convertible Preferred Shares issuable as part of the underwriters' over-allotment option. Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock
Amount Registered | shares	920,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Amount Registered | shares	8,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock underlying the Underwriter's Warrants
Amount Registered | shares	8,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 200,000.00
Amount of Registration Fee	$ 27.62
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying 7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock and Underwriters' Warrants
Amount Registered | shares	1,546,976
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 23,204,640.00
Amount of Registration Fee	$ 3,204.56
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.